Segment report (Details) ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment report
Number of reportable segments | segment																		2	2
Total revenues	¥ 543,508	¥ 490,783	¥ 462,923	¥ 397,206	¥ 486,620	¥ 613,466	¥ 1,035,726	¥ 822,835										¥ 1,894,420	$ 259,534	¥ 2,958,647	¥ 2,838,190
Cost of revenues			(219,600)	(167,737)	(191,801)	(215,461)	(670,185)	(128,744)	¥ (146,437)	¥ (132,093)	¥ (166,754)	¥ (127,951)	¥ (387,337)	¥ (798,929)	¥ (294,705)	¥ (1,014,390)	¥ (426,798)	(1,090,787)	(149,437)	(1,206,191)	(573,235)
Gross profit	138,454	192,387	243,323	229,469	294,819	398,005	365,541	694,091										803,633	110,097	1,752,456	2,264,955
Research and development expenses																		(82,882)	(11,355)	(91,461)	(90,655)
Sales and marketing expenses			(178,519)	(202,412)	(247,717)	(295,990)	(296,366)	(666,527)	(634,439)	(752,859)	(667,236)	(660,598)	(380,931)	(962,893)	(1,327,834)	(1,258,883)	(2,080,693)	(623,867)	(85,469)	(1,506,600)	(2,715,132)
General and administrative expenses			(39,378)	(27,570)	(31,501)	(37,777)	(31,537)	(27,221)	(27,960)	(29,633)	(28,657)	(27,521)	(66,948)	(58,758)	(56,178)	(96,535)	(85,811)	(150,196)	(20,577)	(128,036)	(113,771)
Other operating income/(loss)			(8,726)	(2,067)	(8,875)	(7,023)	(9,973)	(37)	(11,478)	18,559	(2,386)	5,277	(10,793)	(10,010)	2,891	(17,033)	21,450	(17,856)	(2,446)	(25,908)	9,972
Income (loss) from operations	(39,733)	(5,069)	(4,112)	(22,254)	(20,841)	33,416	9,014	(21,138)	(240,259)	(105,343)	(198,251)	(100,778)	(26,366)	(12,124)	(299,029)	21,292	(404,372)	(71,168)	(9,750)	451	(644,631)
Interest and investment income																		112,976	15,478	117,247	52,389
Interest expense to third parties																		0	0	(4,228)	(31,282)
Foreign exchange gains/(losses), net																		(3,767)	(516)	(3,255)	3,787
Other income/loss, net																		169	23	63	(413)
(Loss)/income before income tax expense			22,100	7,842	15,001	69,859	19,971	5,447	(226,404)	(104,123)	(191,750)	(97,873)	29,942	25,418	(289,623)	95,277	(393,746)	38,210	5,235	110,278	(620,150)
Income tax expense			(11,838)	(8,042)	(1,303)	(20,849)	391	227	(113,471)	1,372	1,131	365	(19,880)	618	1,496	(20,231)	2,868	(51,744)	(7,089)	(21,534)	(110,603)
Net Income (Loss)	¥ (27,842)	¥ 4,246	¥ 10,262	¥ (200)	¥ 13,698	¥ 49,010	¥ 20,362	¥ 5,674	¥ (339,875)	¥ (102,751)	¥ (190,619)	¥ (97,508)	¥ 10,062	¥ 26,036	¥ (288,127)	¥ 75,046	¥ (390,878)	(13,534)	$ (1,854)	88,744	(730,753)
Mobile Device Charging | Operating segments
Segment report
Total revenues																		1,414,570		2,907,652	2,838,190
Cost of revenues																		(666,461)		(1,154,263)	(573,235)
Gross profit																		748,109		1,753,389	¥ 2,264,955
PV Business | Operating segments
Segment report
Total revenues																		479,850		50,995
Cost of revenues																		(424,326)		(51,928)
Gross profit																		¥ 55,524		¥ (933)